CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings	$ 253,882	$ 182,404	$ 152,412
Adjustments to reconcile net earnings to net cash from operating activities:
Depreciation	63,964	60,494	54,949
Amortization of intangibles	8,716	6,325	6,393
Expense associated with share-based and grant compensation arrangements	4,034	4,007	3,574
Deferred income taxes	1,857	7,176	857
Unrealized (gain) loss on investments and other	(2,076)	(2,523)	1,888
Net loss (gain) on disposition of assets and impairment of assets	1,470	1,565	(6,604)
Goodwill impairment	11,485
Gain from reduction of estimated earnout liability	(4,134)
Changes in:
Accounts receivable	(87,552)	(16,872)	(8,512)
Inventories	(76,022)	73,120	(84,304)
Accounts payable and cash overdraft	62,405	(24,132)	(5,213)
Accrued liabilities and other	98,448	57,727	1,245
NET CASH FROM OPERATING ACTIVITIES	336,477	349,291	116,685
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(89,182)	(84,933)	(95,862)
Proceeds from sale of property, plant and equipment	2,922	1,777	38,373
Acquisitions and purchases of non-controlling interest, net of cash received	(65,255)	(39,122)	(54,017)
Investment in life insurance contracts		(15,253)
Purchases of investments	(28,054)	(13,352)	(13,338)
Proceeds from sale of investments	24,805	9,828	3,678
Other	46	(982)	(66)
NET CASH USED IN INVESTING ACTIVITIES	(154,718)	(142,037)	(121,232)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings under revolving credit facilities	6,862	422,057	732,370
Repayments under revolving credit facilities	(6,498)	(460,537)	(748,496)
Contingent consideration payment and other	(5,787)	(3,136)	(5,540)
Borrowings of debt			927
Issuance of long-term debt	150,000		75,000
Proceeds from issuance of common stock	1,395	1,093	1,026
Dividends paid to shareholders	(30,669)	(24,549)	(22,072)
Distributions to noncontrolling interest	(932)	(2,216)	(3,139)
Repurchase of common stock	(29,212)		(24,629)
Other	62	20	(1,054)
NET CASH FROM (USED IN) FINANCING ACTIVITIES	85,221	(67,268)	4,393
Effect of exchange rate changes on cash	962	482	(464)
NET CHANGE IN CASH AND CASH EQUIVALENTS	267,942	140,468	(618)
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, BEGINNING OF YEAR	168,666	28,198	28,816
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF PERIOD	$ 436,608	$ 168,666	$ 28,198